Segmented Information (Tables)	3 Months Ended
Jan. 31, 2025
Segmented Information [abstract]
Summary of Results by Business Segment
The following table summarizes the segment

results for the three months ended January

31, 2025 and January 31, 2024.
Results by Business Segment 1
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Retail and Insurance Wholesale Banking 2 Corporate 2 Total
For the three months ended January 31
2025 2024 2025 2024 2025 2024 2025 2024 2025 2024 2025 2024
Net interest income (loss) $ 4,135 $ 3,833 $ 3,064 $ 2,899 $ 369 $ 285 $ (107) $ 198 $ 405 $ 273 $ 7,866 $ 7,488
Non-interest income (loss) 1,014 1,051 (282) 604 3,229 2,850 2,107 1,582 115 139 6,183 6,226
Total revenue 5,149 4,884 2,782 3,503 3,598 3,135 2,000 1,780 520 412 14,049 13,714
Provision for (recovery of)
credit losses 521 423 451 385 – – 72 10 168 183 1,212 1,001
Insurance service expenses – – – – 1,507 1,366 – – – – 1,507 1,366
Non-interest expenses

2,086 1,984 2,380 2,459 1,173 1,047 1,535 1,500 896 1,040 8,070 8,030
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,542 2,477 (49) 659 918 722 393 270 (544) (811) 3,260 3,317
Provision for (recovery of)
income taxes

711 692 (192) (17) 238 167 94 65 (153) (273) 698 634
Share of net income from
investment in Schwab 3,4 – – 199 194 – – – – 32 (53) 231 141
Net income (loss) $ 1,831 $ 1,785 $ 342 $ 870 $ 680 $ 555 $ 299 $ 205 $ (359) $ (591) $ 2,793 $ 2,824
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in
Non-interest expenses, resulting in no impact to Corporate reported Net income (loss). The Net income (loss) included in the U.S. Retail segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

3

The after-tax amounts for amortization of acquired intangibles, the Bank’s share of acquisition and integration charges associated with Schwab’s acquisition of TD Ameritrade, the Bank’s share of Schwab’s restructuring charges, and the Bank’s share of Schwab’s Federal

Deposit Insurance Corporation special assessment charge are recorded in the Corporate segment.
4

The Bank’s share of Schwab’s earnings is reported with a one-month lag. Refer to

Note 7 for further details.

Summary of Results by Geographic Location
Total Assets by Business Segment
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Retail and Insurance Banking Corporate
Total

As at January 31, 2025
Total assets $ 587,920 $ 590,732 $ 23,823 $ 729,329 $ 161,750 $ 2,093,554
As at October 31, 2024
Total assets $ 584,468 $ 606,572 $ 23,217 $ 686,795 $ 160,699 $ 2,061,751